Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2016
Accounting Policies [Abstract]
Schedule of weighted-average outstanding shares used in calculation of basic earnings per share to diluted earnings per share
In computing EPS for the fiscal years presented, earnings, as reported for each respective period, is divided by (in thousands):

	Year Ended March 31
	2016	2015	2014
Basic EPS shares outstanding	62,211	63,596	63,875
Dilutive effect of stock-based awards	357	261	—
Diluted EPS shares outstanding	62,568	63,857	63,875
Shares excluded from the calculation of diluted EPS because the option exercise/threshold price was greater than the average market price of the common shares	139	122	—

Schedule of components of accumulated OCI, net of income taxes
The components of AOCL, net of income taxes, are as follows:

	March 31
	2016	2015
Pension and other postretirement benefit liabilities	$(63,667)	$(58,155)
Cumulative translation adjustment	(46,547)	(52,148)
Total accumulated other comprehensive loss	$(110,214)	$(110,303)

Schedule of Changes in Accumulated Other Comprehensive Loss
The following table summarizes the changes in the balance of AOCL, net of income tax:

	Year ended March 31, 2016				Year ended March 31, 2015
	Derivatives	Pension and other Postretire-ment Benefits	Cumulative translation adjustment	Total	Derivatives	Pension and other Postretire-ment Benefits	Cumulative translation adjustment	Total
Beginning of period unrealized gain (loss) in AOCL	$—	$(58,155)	$(52,148)	$(110,303)	$—	$—	$(1,505)	$(1,505)
Net decrease in fair value of derivatives	204	—	—	204	974	—	—	974
Net losses reclassified from AOCL, offsetting the price paid to suppliers (1)	(204)	—	—	(204)	(974)	—	—	(974)
Net actuarial losses reclassified from AOCL (2)	—	5,524	—	5,524	—	2,246	—	2,246
Prior service costs reclassified from AOCL (2)	—	(1,068)	—	(1,068)	—	(139)	—	(139)
Valuation adjustment for pension and postretirement benefit plans(2)	—	(9,968)	—	(9,968)	—	—	—	—
Adjustment due to Spin-Off (3)	—	—	—	—	—	(60,262)	—	(60,262)
Net change in cumulative translation adjustment	—	—	5,601	5,601	—	—	(50,643)	(50,643)
End of period unrealized gain (loss) in AOCL	$—	$(63,667)	$(46,547)	$(110,214)	$—	$(58,155)	$(52,148)	$(110,303)

(1) Amounts related to our derivative instruments that were reclassified from AOCL were recorded as a component of cost of sales for each period presented.
(2) Amounts related to our pension and other postretirement benefits that were reclassified from AOCL were recorded as a component of net periodic benefit cost for each period presented (Note 11).
(3) Adjustment represents the AOCL assumed upon the completion of the Spin-Off related to the pension plan and post-retirement and post-employment liabilities.